DESCRIPTION OF BUSINESS, ORGANIZATION, AND BASIS OF PRESENTATION (Details) ¥ in Thousands, HKD in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 HKD subsidiary item	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Nov. 30, 2015 USD ($)	Nov. 30, 2015 CNY (¥)	Nov. 18, 2015	Nov. 04, 2015
Number of exchanges | item	3
Number of subsidiaries, comprehensive members of Tianjing or Guangdong Exchanges | subsidiary	5
Percentage of equity interest held by the Company								100.00%
Exchange rate	0.1440	0.1440	0.1440
Founding shareholder one
Percentage of equity interest held by the Company								40.00%
Founding shareholder two
Percentage of equity interest held by the Company								30.00%
Founding shareholder three
Percentage of equity interest held by the Company								30.00%
Win Yin | Yintech Enterprise Co Ltd
Consideration of acquisition					$ 1	¥ 6
Yintech Gold Co., Ltd.
Paid up capital | $		$ 1
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Gold Master HK
Paid up capital | $		$ 3,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Ming Qin
Paid up capital | $		$ 3,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Gold Master
Paid up capital			¥ 84,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Gold Master Network
Paid up capital			¥ 10,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Xi Ben
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yintech Ventures Co., Ltd.
Paid up capital | $		$ 1
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yintech Ventures (HK) Co., Ltd.
Paid up capital | HKD	HKD 1
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yintech Innovation Co., Ltd.
Paid up capital | $		$ 1
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yintech Innovation Labs, LLC
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yintech Frontier Co., Ltd.
Paid up capital | $		$ 1
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yintech Frontier (HK) Co., Ltd.
Paid up capital | HKD	HKD 1
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Li Xian
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Jin Xiang Yin Rui
Paid up capital			¥ 20,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Da Xiang Shun Yi
Paid up capital			¥ 10,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yi Shi
Paid up capital			¥ 1,800
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yin Ru Yi
Paid up capital			¥ 50,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yintech Elements Co., Ltd.
Paid up capital | $		$ 1
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yintech Elements (HK) Co., Ltd.
Paid up capital | HKD	HKD 1
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Xie Luo
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yintech Financial Holdings Co., Ltd.
Paid up capital | $		$ 1
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yintech Enterprise Co., Ltd. (formerly known as Win Yin Gold Investment Co., Ltd. (BVI))
Paid up capital | $		$ 1
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yintech Enterprise (HK) Investment Co., Ltd. (formerly known as Win Yin (HK) Gold Investment Co., Ltd.)
Paid up capital | HKD	HKD 1
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Shanghai Yin Tian Xia Investment Management (Group) Co., Ltd. ("Yin Tian Xia Investment", formerly known as Shanghai Qian Zhong Su Investment Management Co., Ltd.)
Paid up capital | $		$ 30,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Sheng Ding
Paid up capital			¥ 10,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Da Xiang Ping Tai
Paid up capital			¥ 7,000
Percentage of equity interest held by the Company	70.00%	70.00%	70.00%
Jin Dou
Paid up capital			¥ 10,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Jin Yi
Paid up capital			¥ 50
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yin He You
Paid up capital			¥ 5,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yin Tian Xia Information
Paid up capital			¥ 5,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yin Tian Xia Products
Paid up capital			¥ 20,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yin Tian Xia Technology
Paid up capital			¥ 5,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Zu Ding
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Rong Jin Hui Yin
Paid up capital			¥ 100,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Qian Zhong Su | Long Jin | Rong Jin Hui Yin, Jin Xiang Yin Rui and Yin Tian Xia Technology, and their subsidiaries
Consideration of acquisition				¥ 107,260
Transferred entities | Win Yin
Percentage of equity interest held by the Company							100.00%
Win Yin | Chen Wenbin
Percentage of equity interest held by the Company							40.00%
Win Yin | Yan Ming
Percentage of equity interest held by the Company							30.00%
Win Yin | Chen Ningfeng
Percentage of equity interest held by the Company							30.00%